Business Combinations	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Business Combinations
(23)	Business Combinations
On Aug. 31, 2020, Atotech acquired 100% of the issued and registered share capital of the privately owned company Visutech Plating Ltd., Minsk/ Belarus (“Visutech”). Visutech develops software for plant control. The Group acquired Visutech for $2.7 million paid in cash. In the purchase price allocation, the fair value of the acquired assets was mainly allocated to intangible assets consisting of acquired software.